Document and Entity Information	12 Months Ended
Nov. 30, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Nov. 30, 2021
Entity File Number	001-41080
Entity Registrant Name	The Valens Company Inc.
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	2833
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	230 Carion Road
Entity Address, City or Town	Kelowna
Entity Address State Or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4V 2K5
City Area Code	778
Local Phone Number	755-0052
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VLNS
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	67,832,544
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001859902
Current Fiscal Year End Date	--11-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940